UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA SMALL CAP STOCK FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
    USAA(R)

                     USAA SMALL CAP
                            STOCK Fund

                             [GRAPHIC OF USAA SMALL CAP STOCK FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
      OCTOBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               COMMON STOCKS (90.9%)

               ADVERTISING (0.8%)
     56,800    ADVO, Inc.                                               $  1,815
                                                                        --------
               AEROSPACE & DEFENSE (1.3%)
      6,000    Applied Signal Technology, Inc.                               182
     36,600    Curtiss-Wright Corp. "B"                                    1,912
      9,600    Innovative Solutions & Support, Inc.*                         202
     11,800    SI International, Inc.*                                       306
      9,000    United Defense Industries, Inc.*                              361
                                                                        --------
                                                                           2,963
                                                                        --------
               AIR FREIGHT & LOGISTICS (0.5%)
     21,200    EGL, Inc.*                                                    678
      3,300    Forward Air Corp.*                                            136
      8,300    Hub Group, Inc. "A"*                                          334
                                                                        --------
                                                                           1,148
                                                                        --------
               AIRLINES (0.6%)
    122,800    AirTran Holdings, Inc.*                                     1,427
                                                                        --------
               ALTERNATIVE CARRIERS (0.2%)
     39,650    PTEK Holdings, Inc.*                                          395
                                                                        --------
               APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
     51,300    Gildan Activewear, Inc. "A" (Canada)*                       1,472
     18,300    Quiksilver, Inc.*                                             498
                                                                        --------
                                                                           1,970
                                                                        --------
               APPAREL RETAIL (2.1%)
     15,150    Aeropostale, Inc.*                                            478
     64,300    Cato Corp. "A"                                              1,476
     21,200    Men's Wearhouse, Inc.*                                        659
     66,400    Shoe Carnival, Inc.*                                          795
     37,400    Stage Stores, Inc.*                                         1,347
                                                                        --------
                                                                           4,755
                                                                        --------
               APPLICATION SOFTWARE (2.0%)
     23,600    ANSYS, Inc.*                                                  651
     17,300    Catapult Communications Corp.*                                425
     13,850    Hyperion Solutions Corp.*                                     556
     46,100    InterVoice-Brite, Inc.*                                       571
     11,200    Mapinfo Corp.*                                                111
     94,700    Parametric Technology Corp.*                                  491
     29,850    RSA Security, Inc.*                                           611
     21,150    SERENA Software, Inc.*                                        375
     80,300    TIBCO Software, Inc.*                                         780
                                                                        --------
                                                                           4,571
                                                                        --------
               ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
     51,400    American Capital Strategies Ltd.                            1,591
     11,600    National Financial Partners Corp.                             356
                                                                        --------
                                                                           1,947
                                                                        --------
               AUTO PARTS & EQUIPMENT (1.3%)
     68,600    Modine Manufacturing Co.                                    2,107
     69,600    Spartan Motors, Inc.                                          756
                                                                        --------
                                                                           2,863
                                                                        --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               AUTOMOBILE MANUFACTURERS (0.3%)
     19,200    Winnebago Industries, Inc.                               $    603
                                                                        --------
               BIOTECHNOLOGY (0.5%)
      4,800    Charles River Laboratories International, Inc.*               224
     17,300    Immunogen, Inc.*                                               92
      4,000    Martek Biosciences Corp.*                                     188
     11,900    Techne Corp.*                                                 429
      6,400    Telik, Inc.*                                                  118
                                                                        --------
                                                                           1,051
                                                                        --------
               BUILDING PRODUCTS (1.5%)
     69,400    Quixote Corp.                                               1,248
     33,900    Simpson Manufacturing, Inc.                                 2,179
                                                                        --------
                                                                           3,427
                                                                        --------
               CASINOS & GAMING (1.0%)
     10,600    Argosy Gaming Co.*                                            420
     30,840    Multimedia Games, Inc.*                                       407
     21,600    Penn National Gaming, Inc.*                                   897
     28,400    Scientific Games Corp. "A"*                                   601
                                                                        --------
                                                                           2,325
                                                                        --------
               CATALOG RETAIL (0.7%)
     28,800    Coldwater Creek, Inc.*                                        663
     45,100    Insight Enterprises, Inc.*                                    837
                                                                        --------
                                                                           1,500
                                                                        --------
               COMMODITY CHEMICALS (0.3%)
     21,150    Headwaters, Inc.*                                             666
                                                                        --------
               COMMUNICATIONS EQUIPMENT (2.1%)
    115,750    Belden CDT, Inc.                                            2,573
     33,500    Black Box Corp.                                             1,316
     37,100    Polycom, Inc.*                                                766
      7,550    SeaChange International, Inc.*                                129
                                                                        --------
                                                                           4,784
                                                                        --------
               COMPUTER HARDWARE (1.2%)
    109,600    Intergraph Corp.*                                           2,733
                                                                        --------
               COMPUTER STORAGE & PERIPHERALS (1.2%)
     16,400    Avid Technology, Inc.*                                        869
     53,900    Brocade Communications Systems, Inc.*                         366
     82,500    Electronics for Imaging, Inc.*                              1,488
                                                                        --------
                                                                           2,723
                                                                        --------
               CONSTRUCTION & ENGINEERING (0.4%)
     25,100    Dycom Industries, Inc.*                                       820
                                                                        --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     24,400    Terex Corp.*                                                  927
                                                                        --------
               CONSTRUCTION MATERIALS (0.5%)
     21,000    Florida Rock Industries, Inc.                               1,085
                                                                        --------
               CONSUMER FINANCE (0.5%)
      7,400    ACE Cash Express, Inc.*                                       192
     17,350    Cash America International, Inc.                              439

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
     16,800    CompuCredit Corp.*                                       $    320
      9,150    First Cash Financial Services, Inc.*                          216
                                                                        --------
                                                                           1,167
                                                                        --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
      9,200    iPayment, Inc.*                                               412
                                                                        --------
               DISTRIBUTORS (0.3%)
     28,000    Wesco International, Inc.*                                    702
                                                                        --------
               DIVERSIFIED COMMERCIAL SERVICES (0.9%)
      8,000    Bright Horizons Family Solutions, Inc.*                       506
     10,800    Coinstar, Inc.*                                               279
     16,300    ITT Educational Services, Inc.*                               620
     10,500    Rollins, Inc.                                                 277
     13,540    Sotheby's Holdings, Inc. "A"*                                 253
                                                                        --------
                                                                           1,935
                                                                        --------
               ELECTRIC UTILITIES (2.4%)
     46,300    Black Hills Corp.                                           1,364
    118,800    PNM Resources, Inc.                                         2,765
     54,500    Weststar Energy, Inc.                                       1,142
                                                                        --------
                                                                           5,271
                                                                        --------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.6%)
     59,600    Acuity Brands, Inc.                                         1,581
     80,272    Deswell Industries, Inc. (Virgin Islands)                   1,610
      4,300    Genlyte Group, Inc.*                                          316
                                                                        --------
                                                                           3,507
                                                                        --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.4%)
      8,400    Amphenol Corp. "A"*                                           288
      5,400    Dionex Corp.*                                                 302
     14,300    Electro Scientific Industries, Inc.*                          243
      2,250    Fargo Electronics, Inc.*                                       30
     19,000    Littelfuse, Inc.*                                             620
      7,900    Nam Tai Electronics (Virgin Islands)                          163
     12,150    Rofin-Sinar Technologies, Inc.*                               364
     75,100    Technitrol, Inc.*                                           1,226
                                                                        --------
                                                                           3,236
                                                                        --------
               ELECTRONIC MANUFACTURING SERVICES (0.3%)
     10,700    CyberOptics Corp.*                                            117
     20,200    Trimble Navigation Ltd.*                                      579
                                                                        --------
                                                                             696
                                                                        --------
               EMPLOYMENT SERVICES (0.4%)
      5,350    Heidrick & Struggles International, Inc.*                     153
     55,200    Labor Ready, Inc.*                                            792
                                                                        --------
                                                                             945
                                                                        --------
               ENVIRONMENTAL SERVICES (0.4%)
     28,000    Waste Connections, Inc.*                                      883
                                                                        --------
               FOOD RETAIL (1.0%)
    124,500    Casey's General Stores, Inc.                                2,216
                                                                        --------
               FOOTWEAR (0.1%)
     28,700    Skechers U.S.A., Inc. "A"*                                    317
                                                                        --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               GAS UTILITIES (1.9%)
     43,300    Atmos Energy Corp.                                       $  1,118
     40,000    New Jersey Resources Corp.                                  1,644
     48,600    WGL Holdings, Inc.                                          1,383
                                                                        --------
                                                                           4,145
                                                                        --------
               GOLD (0.6%)
     83,500    Meridian Gold, Inc. (Canada)*                               1,411
                                                                        --------
               HEALTH CARE DISTRIBUTORS (0.2%)
     18,900    Owens & Minor, Inc.                                           495
                                                                        --------
               HEALTH CARE EQUIPMENT (1.4%)
     27,400    Diagnostic Products Corp.                                   1,210
      1,100    IntraLase Corp.*                                               21
     16,100    Respironics, Inc.*                                            822
     14,800    Varian, Inc.*                                                 540
     28,300    VISX, Inc.*                                                   472
                                                                        --------
                                                                           3,065
                                                                        --------
               HEALTH CARE FACILITIES (1.3%)
     66,450    Amsurg Corp. "A"*                                           1,554
     12,300    LifePoint Hospitals, Inc.*                                    399
     32,400    Province Healthcare Co.*                                      695
      7,200    VCA Antech, Inc.*                                             161
                                                                        --------
                                                                           2,809
                                                                        --------
               HEALTH CARE SERVICES (1.0%)
     18,650    Amedisys, Inc.*                                               564
     28,600    CorVel Corp.*                                                 748
     34,200    Dendrite International, Inc.*                                 501
     24,250    Ventiv Health, Inc.*                                          419
                                                                        --------
                                                                           2,232
                                                                        --------
               HEALTH CARE SUPPLIES (1.3%)
      9,800    Anika Therapeutics, Inc.*                                     109
      4,550    Cooper Companies, Inc.                                        320
     11,600    Ocular Sciences, Inc.*                                        567
     52,600    PolyMedica Corp.(d)                                         1,841
                                                                        --------
                                                                           2,837
                                                                        --------
               HOMEBUILDING (2.0%)
     13,700    Hovnanian Enterprises, Inc. "A"*                              514
     23,400    Meritage Corp.*                                             2,076
     75,200    WCI Communities, Inc.*                                      1,775
                                                                        --------
                                                                           4,365
                                                                        --------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
    121,400    Interstate Hotels & Resorts, Inc.*                            583
                                                                        --------
               HOUSEWARES & SPECIALTIES (0.9%)
     69,500    Yankee Candle Co., Inc.*                                    1,925
                                                                        --------
               HYPERMARKETS & SUPER CENTERS (0.3%)
     23,900    BJ's Wholesale Club, Inc.*                                    694
                                                                        --------
               INDUSTRIAL CONGLOMERATES (1.2%)
     44,600    Carlisle Companies, Inc.                                    2,593
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (3.9%)
     13,500    Actuant Corp. "A"*                                       $    536
     69,500    Albany International Corp. "A"                              2,086
     11,000    Briggs & Stratton Corp.                                       790
      6,300    Graco, Inc.                                                   217
     18,400    Harsco Corp.                                                  891
     93,100    Kadant, Inc.*                                               1,680
      5,100    Middleby Corp.                                                250
     37,100    Mueller Industries, Inc.*                                     989
     36,500    Wolverine Tube, Inc.*                                         363
     89,100    Wolverine Tube, Inc.*
                 (acquired 6/21/2004; cost: $891)(a,b)                       887
                                                                        --------
                                                                           8,689
                                                                        --------
               INTERNET SOFTWARE & SERVICES (0.7%)
     17,300    Digital River, Inc.*                                          576
     58,200    Earthlink, Inc.*                                              601
     11,100    Websense, Inc.*                                               451
                                                                        --------
                                                                           1,628
                                                                        --------
               IT CONSULTING & OTHER SERVICES (1.6%)
     19,800    Anteon International Corp.*                                   778
     12,500    CACI International, Inc. "A"*                                 762
     60,000    Maximus, Inc.*                                              1,631
     21,200    Perot Systems Corp. "A"*                                      340
                                                                        --------
                                                                           3,511
                                                                        --------
               LEISURE PRODUCTS (0.3%)
     30,700    Nautilus Group, Inc.                                          603
                                                                        --------
               LIFE & HEALTH INSURANCE (1.8%)
     54,300    Delphi Financial Group, Inc. "A"                            2,219
    143,200    Universal American Financial Corp.*                         1,742
                                                                        --------
                                                                           3,961
                                                                        --------
               MANAGED HEALTH CARE (1.6%)
     14,000    America Service Group, Inc.*                                  501
     28,300    AMERIGROUP Corp.*                                           1,698
     12,600    Centene Corp.*                                                598
     11,950    Magellan Health Services, Inc.*                               447
      9,000    Sierra Health Services, Inc.*                                 429
                                                                        --------
                                                                           3,673
                                                                        --------
               METAL & GLASS CONTAINERS (1.0%)
     48,400    AptarGroup, Inc.                                            2,271
                                                                        --------
               MOVIES & ENTERTAINMENT (0.3%)
      1,100    DreamWorks Animation SKG, Inc. "A"*                            43
     63,300    Lions Gate Entertainment Corp. (Canada)*(d)                   621
                                                                        --------
                                                                             664
                                                                        --------
               OFFICE SERVICES & SUPPLIES (2.1%)
    103,200    United Stationers, Inc.*                                    4,592
                                                                        --------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
     13,400    Cal Dive International, Inc.*                                 474
     17,200    Hydril Co.*                                                   757
     24,600    Maverick Tube Corp.*                                          649
                                                                        --------
                                                                           1,880
                                                                        --------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               OIL & GAS EXPLORATION & PRODUCTION (4.5%)
     13,800    Cabot Oil & Gas Corp. "A"                                $    584
     49,000    Encore Acquisition Co.*                                     1,600
     14,850    Energy Partners Ltd.*                                         261
      6,250    Houston Exploration Co.*                                      366
    129,300    Magnum Hunter Resources, Inc.*(d)                           1,564
     15,600    Petroleum Development Corp.*                                  549
    106,300    Plains Exploration & Production Co.*                        2,657
     17,600    Southwestern Energy Co.*                                      809
     81,600    Vintage Petroleum, Inc.                                     1,714
                                                                        --------
                                                                          10,104
                                                                        --------
               PACKAGED FOODS & MEAT (0.4%)
     52,100    John B. Sanfilippo & Son, Inc.*                               939
                                                                        --------
               PERSONAL PRODUCTS (1.2%)
     99,900    NBTY, Inc.*                                                 2,751
                                                                        --------
               PHARMACEUTICALS (0.7%)
     13,600    Bone Care International, Inc.*                                313
     10,500    Medicis Pharmaceutical Corp. "A"                              427
     17,700    Par Pharmaceutical Companies, Inc.*                           698
     12,700    Perrigo Co.                                                   231
                                                                        --------
                                                                           1,669
                                                                        --------
               PRECIOUS METALS & MINERALS (0.5%)
     30,400    Aber Diamond Corp. (Canada)*                                1,065
                                                                        --------
               PROPERTY & CASUALTY INSURANCE (0.1%)
      5,700    Philadelphia Consolidated Holding Corp.*                      330
                                                                        --------
               PUBLISHING (0.5%)
     25,200    Courier Corp.                                               1,096
                                                                        --------
               RAILROADS (1.1%)
     97,800    Genesee & Wyoming, Inc. "A"*                                2,476
                                                                        --------
               REAL ESTATE INVESTMENT TRUSTS (5.0%)
     95,200    Acadia Realty Trust                                         1,466
     44,200    Getty Realty Corp.                                          1,243
     65,900    Lexington Corp. Properties Trust                            1,479
     37,500    Maguire Properties, Inc.                                      980
     10,800    New Century Financial Corp.                                   595
     25,500    PS Business Parks, Inc.                                     1,120
     38,300    RAIT Investment Trust                                       1,023
     22,200    SL Green Realty Corp.                                       1,217
     31,400    U-Store-It Trust*                                             525
     56,200    Ventas, Inc.                                                1,512
                                                                        --------
                                                                          11,160
                                                                        --------
               REGIONAL BANKS (2.4%)
     14,600    Bank of the Ozarks, Inc.(d)                                   472
     29,200    First Midwest Bancorp, Inc.                                 1,020
     51,500    Laurentian Bank of Canada (Canada)                          1,074
      8,900    Pacific Capital Bancorp                                       283

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
     59,500    Sky Financial Group, Inc.                                $  1,599
      9,800    UCBH Holdings, Inc.                                           422
     15,100    Wilshire Bancorp, Inc.*                                       420
                                                                        --------
                                                                           5,290
                                                                        --------
               REINSURANCE (4.4%)
     53,000    IPC Holdings Ltd. (Bermuda)                                 2,144
     90,900    Platinum Underwriters Holdings Ltd. (Bermuda)               2,659
     85,800    Reinsurance Group of America, Inc.                          3,696
     57,500    Scottish Annuity & Life Holdings Ltd.
                 (Cayman Islands)(d)                                       1,294
                                                                        --------
                                                                           9,793
                                                                        --------
               RESTAURANTS (1.3%)
     47,750    CEC Entertainment, Inc.*                                    1,816
      8,700    McCormick & Schmick's Seafood Restaurants, Inc.*              121
     32,000    Sonic Corp.*                                                  871
                                                                        --------
                                                                           2,808
                                                                        --------
               SEMICONDUCTOR EQUIPMENT (0.6%)
     12,800    ADE Corp.*                                                    197
     43,700    ASE Test Ltd. (Singapore)*                                    264
     29,500    MEMC Electronic Materials, Inc.*                              277
     16,200    Photronics, Inc.*                                             284
      7,600    Varian Semiconductor Equipment Associates, Inc.*              263
                                                                        --------
                                                                           1,285
                                                                        --------
               SEMICONDUCTORS (0.5%)
      7,900    Diodes, Inc.*                                                 231
     24,150    Leadis Technology, Inc.*                                      190
     76,400    Pericom Semiconductor Corp.*                                  687
                                                                        --------
                                                                           1,108
                                                                        --------
               SPECIALIZED FINANCE (1.5%)
    147,200    Assured Guaranty Ltd. (Bermuda)                             2,417
     26,700    Financial Federal Corp.*                                      996
                                                                        --------
                                                                           3,413
                                                                        --------
               SPECIALTY CHEMICALS (0.6%)
     60,100    Sensient Technologies Corp.                                 1,305
                                                                        --------
               SPECIALTY STORES (3.7%)
     13,800    Big 5 Sporting Goods Corp.*                                   350
    136,300    Hibbett Sporting Goods, Inc.*                               3,048
     96,500    O'Reilly Automotive, Inc.*(d)                               4,155
      8,400    Pantry, Inc.*                                                 193
     14,700    Petco Animal Supplies, Inc.*                                  526
                                                                        --------
                                                                           8,272
                                                                        --------
               STEEL (0.3%)
     15,700    Metal Management, Inc.*                                       286
     11,600    Steel Dynamics, Inc.                                          385
                                                                        --------
                                                                             671
                                                                        --------
               SYSTEMS SOFTWARE (0.2%)
     36,200    NetIQ Corp.*                                                  459
                                                                        --------
               TECHNOLOGY DISTRIBUTORS (0.3%)
     10,500    ScanSource, Inc.*                                             650
                                                                        --------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.8%)
    114,600    NewAlliance Bancshares, Inc.                             $  1,591
     12,400    W Holding Co., Inc.                                           248
                                                                        --------
                                                                           1,839
                                                                        --------
               TOBACCO (1.2%)
     56,200    Universal Corp.                                             2,573
                                                                        --------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
     24,800    MSC Industrial Direct Co., Inc. "A"                           847
                                                                        --------
               TRUCKING (1.5%)
     10,600    Arkansas Best Corp.                                           414
     10,600    Landstar System, Inc.*                                        720
     13,600    Old Dominion Freight Line, Inc.*                              381
     51,800    USF Corp.                                                   1,857
                                                                        --------
                                                                           3,372
                                                                        --------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     62,300    SBA Communications Corp. "A"*                                 521
     16,800    Western Wireless Corp. "A"*                                   490
                                                                        --------
                                                                           1,011
                                                                        --------
               Total common stocks (cost: $189,733)                      202,697
                                                                        --------
  PRINCIPAL
     AMOUNT
      (000)
-----------
               CORPORATE OBLIGATION (0.1%)

               INDUSTRIAL MACHINERY
       $315    Mueller Industries, Inc., 6.00%, 11/01/2014
                 (cost: $315)                                                312
                                                                        --------
     NUMBER
  OF SHARES
-----------
               MONEY MARKET INSTRUMENTS (2.8%)

               MONEY MARKET FUNDS(e)
    995,804    SSgA Money Market Fund, 1.38%                                 996
  5,245,977    SSgA Prime Money Market Fund, 1.62%                         5,246
                                                                        --------
               Total money market instruments (cost: $6,242)               6,242
                                                                        --------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (4.0%)(c)

               MONEY MARKET FUNDS (0.2%)(e)
    310,999    AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 1.73%                                            311
     85,548    Merrill Lynch Premier Institutional Fund, 1.70%                85
                                                                        --------
                                                                             396
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                               MARKET
     AMOUNT                                                                VALUE
      (000)    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (3.8%)(f)
     $4,500    CS First Boston LLC, 1.84%, acquired on 10/29/2004
                 and due 11/01/2004 at $4,500 (collateralized by
                 $27,050 of Freddie Mac Notes(h), 6.36%(g), due
                 6/17/2033; market value $4,591)                        $  4,500
      3,500    Deutsche Bank Securities, Inc., 1.84%, acquired on
                 10/29/2004 and due 11/01/2004 at $3,500
                 (collateralized by $3,735 of Fannie Mae Notes(h),
                 4.75%, due 2/01/2034; market value $3,583)                3,500
        500    Lehman Brothers, Inc., 1.87%, acquired on 10/29/2004
                 and due 11/01/2004 at $500 (collateralized by $2,385
                 of Freddie Mac Notes(h), 5.80%(g), due 7/15/2032;
                 market value $511)                                          500
                                                                        --------
                                                                           8,500
                                                                        --------
               Total short-term investments purchased with cash
                 collateral from securities loaned (cost: $8,897)          8,896
                                                                        --------

               TOTAL INVESTMENTS (COST: $205,187)                       $218,147
                                                                        ========

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $19,636,000 and $6,676,000, respectively, resulting in net unrealized appreciation of $12,960,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $223,028,000 at October 31, 2004, and in, total, may not equal 100%. Investments in foreign securities were 7.3% of net assets at October 31, 2004.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A.

         (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The market value of this security at October 31, 2004, was $887,000, which represented 0.4% of the Fund's net assets.

         (c) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (d) The security or a portion thereof was out on loan as of October
             31, 2004. The aggregate fair market value of these securities as of October 31, 2004, was approximately $8,519,000.

         (e) Rate represents the money market fund annualized seven-day yield at October 31, 2004.

         (f) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

         (g) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (h) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding October 31, 2004.

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                       [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48456-1204                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.